LONG-TERM DEBT (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Aug. 29, 2022 USD ($) $ / shares shares	Aug. 29, 2022 CNY (¥) shares	Jul. 18, 2022 USD ($) $ / shares shares	Jul. 18, 2022 CNY (¥) shares	Jul. 12, 2021 shares	Jun. 14, 2021 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2024 CNY (¥)	Apr. 04, 2023 USD ($)	Apr. 04, 2023 CNY (¥)	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 $ / shares	Mar. 31, 2021 $ / shares	Jun. 10, 2019 CNY (¥)
Short-Term Debt [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001							$ 0.0001		$ 0.0001	$ 0.0001
Aggregate purchase price										¥ 394,727
Extinguishment of debt									¥ 120,400
Losses from extinguishment of debt										(2,778)
Repayment of long-term debt										51,882	¥ 58,956
Subscription receivable and long-term debt								(14,941)				¥ (107,879)
Nio Capital [Member]
Short-Term Debt [Line Items]
Long-term debt | $													$ 61,600
Subscription receivable and long-term debt								$ 16,400					$ 61,600	¥ 417,200	$ 81,600
Other Noncurrent Assets [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												21,000
Prepaid Expenses and Other Current Assets [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												12,000
Other Receivables [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												114,100
Loans Recognized as a Result of Payments Under Guarantees [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												41,900
58.com [Member]
Short-Term Debt [Line Items]
Losses from extinguishment of debt										¥ 2,800
58.com [Member] | Long-Term Debt [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												424,900
58.com [Member] | Other Payables And Other Current Liabilities [Member]
Short-Term Debt [Line Items]
Settlement of claims arising out of certain obligations under certain additional historical transactions												¥ 69,400
Common Class A [Member]
Short-Term Debt [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001							$ 0.0001
Convertible Note Purchase Agreement with Affiliates of 58.com Warburg Pincus TPG and Certain Other Investors [Member]
Short-Term Debt [Line Items]
Total principal amount																			¥ 230,000
Interest as a percent																			3.75%
Supplemental Agreement With 2024 Notes Holders [Member]
Short-Term Debt [Line Items]
Outstanding amount converted | $						$ 69,000
Amount of remaining principal amount | $								$ 161,000
Supplemental Agreement With 2024 Notes Holders [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Conversion of convertible notes in shares | shares					66,990,291	66,990,291	66,990,291
Conversion price | $ / shares						$ 1.03	$ 1.03
Obligations Under 2024 Notes Issued [Member] | 58.com [Member]
Short-Term Debt [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001
Aggregate purchase price				¥ 308,200
Extinguishment of debt | $			$ 63,000
Obligations Under 2024 Notes Issued [Member] | ClearVue [Member]
Short-Term Debt [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0001
Aggregate purchase price		¥ 62,800
Extinguishment of debt | $	$ 12,600
Obligations Under 2024 Notes Issued [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Conversion price | $ / shares	$ 0.3433		$ 0.3433
Obligations Under 2024 Notes Issued [Member] | Common Class A [Member] | 58.com [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares			183,495,146	183,495,146
Aggregate purchase price				¥ 308,100
Obligations Under 2024 Notes Issued [Member] | Common Class A [Member] | ClearVue [Member]
Short-Term Debt [Line Items]
Number of shares issued | shares	36,699,029	36,699,029